Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net sales
Products	$ 115,087	$ 118,634
Services	48,075	49,272
Total net sales	163,162	167,906
Cost of sales
Products	54,480	56,938
Services	31,802	29,799
Total cost of sales	86,282	86,737
Gross profit	76,880	81,169
Operating expenses
Research and development, net	24,634	25,115
Selling, general and administrative	64,179	76,387
Change in fair value of obligations in connection with acquisitions	696	727
Total operating expenses	89,509	102,229
Operating loss	(12,629)	(21,060)
Financial income, net	256	180
Loss before income taxes	(12,373)	(20,880)
Income taxes expenses	1,326	2,291
Share in loss of associated company	(288)
Net loss	(13,987)	(23,171)
Net loss attributable to non-controlling interest	(130)	(30)
Net loss attributable to Stratasys Ltd.	$ (13,857)	$ (23,141)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.26)	$ (0.44)
Diluted	$ (0.26)	$ (0.44)
Weighted average ordinary shares outstanding
Basic	52,690	52,098
Diluted	52,690	52,098
Comprehensive loss
Net loss	$ (13,987)	$ (23,171)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	713	3,341
Unrealized gains on derivatives designated as cash flow hedges	523	931
Other comprehensive income, net of tax	1,236	4,272
Comprehensive loss	(12,751)	(18,899)
Less: comprehensive loss attributable to non-controlling interests	(130)	(30)
Comprehensive loss attributable to Stratasys Ltd.	$ (12,621)	$ (18,869)